Cash and cash equivalents and cash flow supporting notes (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash at bank available on demand	£ 1,669	£ 5,971	£ 2,836	£ 10,057